SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Revenue Expected to be Recognized in Future Periods) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Total	$ 7,053
Maintenance and services [Member]
2019	3,591
2020	2,012
2021	909
2022	358
2023	183
Total	$ 7,053